Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.2%
	Shares	Value ($)
United States 3.2%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	634,637	14,330,096
Total Alternative Strategies Funds (Cost $11,971,649)		14,330,096

Common Stocks 64.9%
Issuer	Shares	Value ($)
Argentina 0.4%
Globant SA(b)	4,958	1,070,878
MercadoLibre, Inc.(b)	876	852,900
Total		1,923,778
Australia 0.5%
Ansell Ltd.	34,498	660,748
Santos Ltd.	297,131	1,660,389
Total		2,321,137
Austria 0.1%
S&T AG	24,650	416,737
Bahamas 0.1%
OneSpaWorld Holdings Ltd.(b)	30,532	306,541
Brazil 0.8%
Afya Ltd., Class A(b)	15,238	230,246
Hapvida Participacoes e Investimentos SA	83,847	150,262
Itaú Unibanco Holding SA, ADR	108,376	519,121
JBS SA	86,390	662,260
Localiza Rent a Car SA	56,909	613,067
Pagseguro Digital Ltd., Class A(b)	26,562	390,727
Petro Rio SA(b)	53,048	287,561
XP, Inc., Class A(b)	19,184	472,118
Total		3,325,362
Canada 1.3%
Alimentation Couche-Tard, Inc.	37,975	1,690,570
Cameco Corp.	40,442	1,043,808
Gildan Activewear, Inc.	8,822	298,889
Parex Resources, Inc.	20,935	408,059
Ritchie Bros. Auctioneers, Inc.	3,314	182,568
West Fraser Timber Co., Ltd.	7,298	641,433
Common Stocks (continued)
Issuer	Shares	Value ($)
Yamana Gold, Inc.	239,096	1,317,419
Total		5,582,746
China 2.6%
Alibaba Group Holding Ltd., ADR(b)	1,876	182,141
Bafang Electric Suzhou Co., Ltd., Class A	10,275	239,370
Beijing Kingsoft Office Software, Inc., Class A	5,872	166,851
China Tourism Group Duty Free Corp., Ltd., Class A	10,200	277,600
Contemporary Amperex Technology Co., Ltd., Class A	3,600	220,083
Country Garden Services Holdings Co., Ltd.	114,000	480,485
JD.com, Inc., ADR(b)	18,320	1,129,611
JD.com, Inc., Class A(b)	13,087	408,034
Kingdee International Software Group Co., Ltd.(b)	93,885	191,581
Kuaishou Technology(b)	26,400	215,577
Li Ning Co., Ltd.	108,500	845,667
Meituan, Class B(b)	62,300	1,334,865
Midea Group Co., Ltd., Class A	39,500	339,025
NetEase, Inc., ADR	6,478	617,548
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,800	274,235
Shenzhou International Group Holdings Ltd.	33,300	451,847
Silergy Corp.	2,000	178,065
Tencent Holdings Ltd.	62,900	2,964,155
WuXi AppTec Co., Ltd., Class H	31,100	423,016
WuXi Biologics Cayman, Inc.(b)	83,500	616,298
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	61,100	153,778
Total		11,709,832
Denmark 0.2%
Novo Nordisk A/S, Class B	6,313	721,111
Finland 0.3%
UPM-Kymmene OYJ	38,730	1,339,759
France 0.8%
Capgemini SE	1,458	296,818
DBV Technologies SA, ADR(b)	13,907	17,940
Eiffage SA	15,145	1,495,550
Societe Generale SA	11,409	274,204
TotalEnergies SE	20,127	988,296
Columbia Global Opportunities Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Worldline SA(b)	8,658	340,642
Total		3,413,450
Germany 0.9%
Aroundtown SA	114,422	575,375
Covestro AG	14,162	609,753
Duerr AG	15,646	406,636
E.ON SE	102,180	1,063,383
KION Group AG	11,964	665,509
TeamViewer AG(b)	41,228	494,697
Total		3,815,353
Hong Kong 0.6%
AIA Group Ltd.	62,400	613,003
Hong Kong Exchanges and Clearing Ltd.	22,800	967,153
Techtronic Industries Co., Ltd.	47,500	634,035
WH Group Ltd.	636,546	439,598
Total		2,653,789
India 1.3%
Apollo Hospitals Enterprise Ltd.	7,615	440,960
Bajaj Finance Ltd.	5,681	489,713
Balkrishna Industries Ltd.	13,697	381,408
Cholamandalam Investment and Finance Co., Ltd.	51,330	491,592
Dixon Technologies India Ltd.	3,922	223,676
Eicher Motors Ltd.	8,238	281,034
HDFC Bank Ltd., ADR	10,795	595,992
HDFC Life Insurance Co., Ltd.	74,421	564,291
ICICI Bank Ltd., ADR	45,829	872,584
Infosys Ltd., ADR	28,344	563,195
Reliance Industries Ltd.	24,272	879,434
Total		5,783,879
Indonesia 0.7%
PT Astra International Tbk	440,600	230,056
PT Bank BTPN Syariah Tbk	1,433,200	340,310
PT Bank Central Asia Tbk	1,997,300	1,120,229
PT Bank Rakyat Indonesia Persero Tbk	4,207,042	1,401,732
Total		3,092,327
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.3%
Amarin Corp. PLC, ADR(b)	10,081	27,118
Flutter Entertainment PLC(b)	9,558	960,478
Trinseo PLC	8,631	409,541
Total		1,397,137
Israel 0.3%
Bank Hapoalim BM	72,359	670,855
Check Point Software Technologies Ltd.(b)	4,706	594,321
Total		1,265,176
Japan 3.6%
Amano Corp.	29,500	567,910
BayCurrent Consulting, Inc.	2,500	819,668
COMSYS Holdings Corp.	38,600	801,420
ExaWizards, Inc.(b)	22,200	114,453
Invincible Investment Corp.	1,755	572,265
ITOCHU Corp.	50,300	1,518,103
JustSystems Corp.	9,300	404,209
Kinden Corp.	29,200	346,006
Koito Manufacturing Co., Ltd.	18,100	664,171
MatsukiyoCocokara & Co.	35,900	1,186,687
Meitec Corp.	8,200	435,256
Mitsubishi UFJ Financial Group, Inc.	66,800	388,334
Money Forward, Inc.(b)	4,500	153,007
Net Protections Holdings, Inc.(b)	16,300	83,285
Nihon M&A Center Holdings, Inc.	55,900	688,342
Nippon Telegraph & Telephone Corp.	13,300	391,943
ORIX Corp.	65,600	1,196,477
Round One Corp.	75,500	840,336
Shionogi & Co., Ltd.	11,900	661,949
Ship Healthcare Holdings, Inc.	46,700	780,074
SoftBank Group Corp.	7,100	292,025
Sony Group Corp.	8,100	699,039
Takeda Pharmaceutical Co., Ltd.	42,551	1,234,683
Takuma Co., Ltd.	31,200	349,655
Uchida Yoko Co., Ltd.	9,200	347,203
ValueCommerce Co., Ltd.	12,600	368,191
Total		15,904,691

2	Columbia Global Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kazakhstan 0.0%
Kaspi.KZ JSC, GDR(c),(d),(e)	2,558	166,270
Malaysia 0.0%
Public Bank Bhd	95,500	102,648
Malta 0.0%
BGP Holdings PLC(b),(d),(e)	581,000	1
Mexico 0.1%
Wal-Mart de Mexico SAB de CV, Class V	148,270	525,537
Netherlands 0.9%
ABN AMRO Bank NV	58,168	723,096
ASR Nederland NV	18,876	857,889
ING Groep NV	83,603	792,072
Koninklijke Ahold Delhaize NV	18,472	544,850
Signify NV	23,713	1,003,240
Total		3,921,147
Norway 0.4%
SalMar ASA	13,370	1,094,063
Yara International ASA	14,585	741,622
Total		1,835,685
Pakistan 0.0%
Lucky Cement Ltd.(b)	39,648	120,976
Philippines 0.1%
Ayala Land, Inc.	704,100	429,761
Poland 0.1%
Dino Polska SA(b)	3,322	214,906
Puerto Rico 0.2%
Popular, Inc.	13,590	1,059,884
Russian Federation —%
Detsky Mir PJSC(d),(e)	290,936	—
Fix Price Group Ltd., GDR(c),(d),(e)	95,918	0
Lukoil PJSC, ADR(d),(e)	2,750	—
Ozon Holdings PLC, ADR(b),(d),(e)	12,674	0
TCS Group Holding PLC, GDR(b),(d),(e)	4,834	—
Yandex NV, Class A(b),(d),(e)	12,272	0
Total		0
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.3%
BW LPG Ltd.	59,584	374,681
Venture Corp., Ltd.	92,800	1,139,206
Total		1,513,887
South Africa 0.2%
Capitec Bank Holdings Ltd.	2,924	408,160
Impala Platinum Holdings Ltd.	33,638	435,122
Total		843,282
South Korea 1.7%
Coupang, Inc.(b)	16,612	213,796
Hana Financial Group, Inc.	8,748	324,785
Hyundai Home Shopping Network Corp.	6,426	306,366
NAVER Corp.	2,124	473,140
Samsung Biologics Co., Ltd.(b)	698	460,393
Samsung Electro-Mechanics Co., Ltd.	2,836	367,078
Samsung Electronics Co., Ltd.	65,023	3,465,308
Samsung SDI Co., Ltd.	913	434,912
SK Hynix, Inc.	8,974	786,375
Youngone Corp.	22,607	852,040
Total		7,684,193
Spain 0.2%
ACS Actividades de Construccion y Servicios SA	24,273	621,517
Tecnicas Reunidas SA(b)	21,434	177,498
Total		799,015
Sweden 0.4%
Granges AB	39,533	324,679
Samhallsbyggnadsbolaget i Norden AB	307,703	966,547
Sandvik AB	21,247	402,170
Stillfront Group AB(b)	100,843	203,663
Total		1,897,059
Switzerland 0.9%
Landis+Gyr Group AG(b)	10,380	579,299
Nestlé SA, Registered Shares	6,733	869,191
Roche Holding AG, Genusschein Shares	3,070	1,138,399
UBS AG	82,348	1,397,992
Total		3,984,881

Columbia Global Opportunities Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 1.9%
ASMedia Technology, Inc.	2,000	94,130
Cathay Financial Holding Co., Ltd.	293,000	616,051
Fubon Financial Holding Co., Ltd.	613,800	1,541,201
MediaTek, Inc.	12,000	330,816
Parade Technologies Ltd.	28,000	1,331,585
Sea Ltd. ADR(b)	4,618	382,186
Taiwan Semiconductor Manufacturing Co., Ltd.	153,530	2,776,231
Tripod Technology Corp.	174,000	725,509
Unimicron Technology Corp.	57,684	404,603
Total		8,202,312
Thailand 0.2%
Kasikornbank PCL, Foreign Registered Shares	82,500	365,204
Muangthai Capital PCL, Foreign Registered Shares	346,500	463,948
Total		829,152
United Kingdom 3.1%
AstraZeneca PLC, ADR	42,950	2,851,880
British American Tobacco PLC	38,230	1,602,309
Crest Nicholson Holdings PLC	76,866	241,857
DCC PLC	16,409	1,243,293
Intermediate Capital Group PLC	16,841	322,277
JD Sports Fashion PLC	599,581	987,915
John Wood Group PLC(b)	87,612	243,607
Just Group PLC	303,768	320,899
Liberty Global PLC, Class C(b)	61,419	1,455,630
Shell PLC	71,053	1,907,481
TP Icap Group PLC	521,520	864,325
Vodafone Group PLC	1,216,240	1,841,339
Total		13,882,812
United States 39.3%
AbbVie, Inc.	17,154	2,519,580
ACADIA Pharmaceuticals, Inc.(b)	10,569	194,892
Acushnet Holdings Corp.	3,646	148,538
Adobe, Inc.(b)	5,531	2,189,999
Aerie Pharmaceuticals, Inc.(b)	19,348	137,564
AGCO Corp.	1,611	205,241
Allogene Therapeutics, Inc.(b)	14,188	118,470
Alphabet, Inc., Class C(b)	3,187	7,327,965
Common Stocks (continued)
Issuer	Shares	Value ($)
Amazon.com, Inc.(b)	2,355	5,853,659
Ameren Corp.	25,563	2,374,803
AMETEK, Inc.	15,037	1,898,572
Anthem, Inc.	4,241	2,128,685
Apple, Inc.	48,113	7,585,014
Applied Materials, Inc.	16,397	1,809,409
Aris Water Solution, Inc.	9,083	153,866
Ascent Resources, Class B(b),(d),(e),(f)	195,286	43,744
Aspen Technology, Inc.(b)	1,056	167,418
Avaya Holdings Corp.(b)	34,070	315,148
Avista Corp.	24,710	1,002,485
Axalta Coating Systems Ltd.(b)	9,369	237,692
Axos Financial, Inc.(b)	10,743	406,945
Bank of America Corp.	81,408	2,904,637
BioMarin Pharmaceutical, Inc.(b)	12,024	978,152
Bloom Energy Corp., Class A(b)	8,158	151,412
Bright Horizons Family Solutions, Inc.(b)	2,695	307,877
Broadcom, Inc.	5,495	3,046,373
Burford Capital Ltd.	72,900	616,734
Carriage Services, Inc.	25,738	1,103,903
Casella Waste Systems, Inc., Class A(b)	1,857	152,720
Charles Schwab Corp. (The)	23,857	1,582,435
Cintas Corp.	4,441	1,764,232
Cirrus Logic, Inc.(b)	3,860	292,588
Cisco Systems, Inc.	50,455	2,471,286
Comcast Corp., Class A	61,989	2,464,683
CONMED Corp.	10,555	1,403,393
ConocoPhillips Co.	23,236	2,219,503
Danaher Corp.	8,575	2,153,440
Darling Ingredients, Inc.(b)	5,597	410,764
Diversified Energy Co. PLC	1,012,247	1,529,360
DTE Energy Co.	19,219	2,518,458
Electronic Arts, Inc.	16,884	1,993,156
Eli Lilly & Co.	8,708	2,543,868
Empire State Realty Trust, Inc., Class A	34,269	296,084
Envestnet, Inc.(b)	4,870	387,847
Essent Group Ltd.	13,432	544,399
Evo Payments, Inc., Class A(b)	26,131	588,731
Extra Space Storage, Inc.	8,565	1,627,350

4	Columbia Global Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FTI Consulting, Inc.(b)	3,373	531,956
Gap, Inc. (The)	15,210	188,908
General Motors Co.(b)	45,590	1,728,317
Hanover Insurance Group, Inc. (The)	3,767	553,071
Herc Holdings Inc	1,437	183,677
Hershey Co. (The)	11,027	2,489,566
Hilton Worldwide Holdings, Inc.(b)	12,028	1,867,828
Home Depot, Inc. (The)	9,435	2,834,274
Houlihan Lokey, Inc., Class A	9,476	789,256
ICF International, Inc.	3,795	374,984
Insmed, Inc.(b)	14,982	329,155
Intuit, Inc.	4,532	1,897,775
Invitation Homes, Inc.	41,568	1,655,238
IQVIA Holdings, Inc.(b)	8,892	1,938,367
Johnson & Johnson	21,342	3,851,377
Kontoor Brands, Inc.	16,463	654,075
Lamb Weston Holdings, Inc.	8,390	554,579
Livent Corp.(b)	74,477	1,590,829
Madison Square Garden Entertainment Corp.(b)	8,563	627,240
MasTec, Inc.(b)	14,158	1,019,518
MasterCard, Inc., Class A	8,750	3,179,575
Matthews International Corp., Class A	25,510	760,453
MetLife, Inc.	38,304	2,515,807
Microsoft Corp.	36,970	10,259,914
Mirati Therapeutics, Inc.(b)	4,334	267,798
Moelis & Co., ADR, Class A	16,725	740,248
Morgan Stanley	29,787	2,400,534
MSA Safety, Inc.	1,652	199,380
nCino, Inc.(b)	14,618	548,029
Newpark Resources, Inc.(b)	276,549	965,156
Nkarta, Inc.(b)	13,860	255,578
Nordic American Tankers Ltd.	118,657	303,762
NOV, Inc.	28,450	515,799
NVIDIA Corp.	13,872	2,572,840
Palo Alto Networks, Inc.(b)	2,850	1,599,648
Parker-Hannifin Corp.	5,762	1,560,465
Patterson Companies, Inc.	23,697	729,157
Primo Water Corp.	78,131	1,143,838
Procter & Gamble Co. (The)	23,789	3,819,324
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	14,105	1,970,327
Qualys, Inc.(b)	2,347	319,849
Quanex Building Products Corp.	31,174	599,164
Quanterix Corp.(b)	4,283	95,040
Quotient Ltd.(b)	41,633	24,018
Ranpak Holdings Corp.(b)	12,431	187,459
Raytheon Technologies Corp.	22,990	2,181,981
Regis Corp.(b)	100,372	135,502
Revolution Medicines, Inc.(b)	10,552	210,723
S&P Global, Inc.	6,341	2,387,386
Sage Therapeutics, Inc.(b)	8,749	275,768
Sandy Spring Bancorp, Inc.	15,898	624,314
Schnitzer Steel Industries, Inc., Class A	18,518	844,976
ServiceNow, Inc.(b)	3,674	1,756,539
Sharecare, Inc.(b)	109,219	299,260
State Street Corp.	27,732	1,857,212
Stryker Corp.	8,039	1,939,489
Target Corp.	9,777	2,235,511
TE Connectivity Ltd.	13,972	1,743,426
Teradata Corp.(b)	14,072	581,877
Teradyne, Inc.	752	79,306
Tesla Motors, Inc.(b)	1,468	1,278,276
Toast, Inc., Class A(b)	3,910	72,843
Trane Technologies PLC	11,048	1,545,505
Union Pacific Corp.	9,549	2,237,235
United Parcel Service, Inc., Class B	10,532	1,895,549
UnitedHealth Group, Inc.	7,075	3,597,991
Utz Brands, Inc.	19,377	273,603
Valero Energy Corp.	19,660	2,191,697
Vertex Pharmaceuticals, Inc.(b)	4,622	1,262,823
Virtu Financial, Inc. Class A	28,990	837,231
Voya Financial, Inc.	9,711	613,153
Walgreens Boots Alliance, Inc.	49,125	2,082,900
Wendy’s Co. (The)	11,837	233,899
WillScot Mobile Mini Holdings Corp.(b)	37,407	1,312,986
Wingstop, Inc.	4,281	392,825
Xponential Fitness, Inc., Cllass A(b)	35,280	731,002
Zendesk, Inc.(b)	2,630	320,965
Total		174,099,979

Columbia Global Opportunities Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Uruguay 0.1%
Dlocal Ltd.(b)	9,281	210,400
Total Common Stocks (Cost $266,474,757)		287,296,592

Exchange-Traded Equity Funds 1.3%
	Shares	Value ($)
United States 1.3%
iShares MSCI Canada ETF	156,328	5,791,952
Total Exchange-Traded Equity Funds (Cost $3,826,909)		5,791,952

Foreign Government Obligations(g),(h) 6.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.7%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	1,787,000	1,881,055
Republic of Austria Government Bond(c),(i)
02/20/2030	0.000%	EUR	1,193,000	1,144,601
Total				3,025,656
Belgium 0.5%
Kingdom of Belgium Government Bond(c)
03/28/2035	5.000%	EUR	1,355,000	1,981,394
China 1.8%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,571,391
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,682,518
05/21/2030	2.680%	CNY	5,000,000	747,130
Total				8,001,039
France 0.2%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	644,000	862,475
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	833,167
Japan 1.1%
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	473,494
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	2,753,343
06/20/2048	0.700%	JPY	161,650,000	1,186,626
09/20/2048	0.900%	JPY	78,600,000	604,373
Total				5,017,836
Mexico 0.1%
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	562,113
Netherlands 0.8%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	2,540,000	2,657,749
Netherlands Government Bond(c),(i)
07/15/2031	0.000%	EUR	1,035,000	985,360
Total				3,643,109
South Korea 0.3%
Korea Treasury Bond
06/10/2029	1.875%	KRW	1,709,000,000	1,255,315
Spain 0.6%
Spain Government Bond(c)
04/30/2030	0.500%	EUR	780,000	754,057
07/30/2035	1.850%	EUR	1,056,000	1,076,144
07/30/2041	4.700%	EUR	472,000	685,931
Total				2,516,132
United Kingdom 0.2%
United Kingdom Gilt(c)
01/22/2044	3.250%	GBP	612,297	922,572
Total Foreign Government Obligations (Cost $31,885,597)				28,620,808

Inflation-Indexed Bonds(g) 1.0%

United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2052	0.250%	GBP	218,216	459,903
United States 0.9%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		2,007,060	2,097,181
01/15/2028	0.500%		1,900,718	1,986,095
Total				4,083,276
Total Inflation-Indexed Bonds (Cost $4,247,974)				4,543,179

6	Columbia Global Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Brazil 0.1%
Azul SA(b)	126,385	562,654
Germany 0.2%
Porsche Automobil Holding SE	7,190	593,031
Total Preferred Stocks (Cost $1,287,613)		1,155,685

Residential Mortgage-Backed Securities - Agency 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.2%
Government National Mortgage Association TBA(j)
05/19/2052	3.500%	3,700,000	3,624,266
05/19/2052	4.000%	2,280,000	2,285,744
Uniform Mortgage-Backed Security TBA(j)
05/17/2037	2.500%	1,000,000	957,382
05/17/2037 - 05/12/2052	3.000%	2,725,000	2,609,012
05/12/2052	3.500%	1,350,000	1,310,766
05/12/2052	4.000%	1,175,000	1,169,561
05/12/2052	4.500%	1,500,000	1,525,479
05/12/2052	5.000%	4,800,000	4,966,500
Total			18,448,710
Total Residential Mortgage-Backed Securities - Agency (Cost $18,531,679)			18,448,710
Options Purchased Calls 0.0%
Value ($)
(Cost $8,241)	17,920

Money Market Funds 20.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.462%(a),(k)	91,864,130	91,836,571
Total Money Market Funds (Cost $91,850,185)		91,836,571
Total Investments in Securities (Cost $430,084,604)		452,041,513
Other Assets & Liabilities, Net		(9,353,038)
Net Assets		$442,688,475

At April 30, 2022, securities and/or cash totaling $9,759,072 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,317,000 CHF	9,763,638 USD	Citi	06/10/2022	166,879	—
11,112,104,000 IDR	764,034 USD	Citi	06/10/2022	3,043	—
213,626,000 KRW	171,367 USD	Citi	06/10/2022	2,262	—
861,000 SEK	88,943 USD	Citi	06/10/2022	1,167	—
557,503 USD	532,000 CHF	Citi	06/10/2022	—	(9,529)
130,755 USD	3,000,000 CZK	Citi	06/10/2022	—	(2,739)
28,694,522 USD	26,745,572 EUR	Citi	06/10/2022	—	(429,035)
169,041 USD	555,000 ILS	Citi	06/10/2022	—	(2,470)
181,166 USD	790,000 PLN	Citi	06/10/2022	—	(3,845)
338,726 USD	3,279,000 SEK	Citi	06/10/2022	—	(4,445)
327,626 USD	1,435,000 MYR	Goldman Sachs International	06/10/2022	2,715	—
1,776,737 USD	16,222,803 NOK	Goldman Sachs International	06/10/2022	—	(46,949)
541,000 EUR	580,584 USD	HSBC	06/10/2022	8,840	—
6,997,000 MXN	341,231 USD	HSBC	06/10/2022	936	—
13,675,713 USD	1,746,942,365 JPY	HSBC	06/10/2022	—	(196,201)
611,829 USD	928,000 NZD	HSBC	06/10/2022	—	(12,741)
226,950 USD	312,000 SGD	HSBC	06/10/2022	—	(1,360)
315,077 USD	10,747,000 THB	HSBC	06/10/2022	—	(1,120)
Columbia Global Opportunities Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,479,000 CAD	2,787,191 USD	Morgan Stanley	05/25/2022	79,122	—
1,900,000 EUR	2,069,236 USD	Morgan Stanley	05/25/2022	62,908	—
1,351,000 GBP	1,772,690 USD	Morgan Stanley	05/25/2022	73,905	—
2,153,000 ILS	678,912 USD	Morgan Stanley	05/25/2022	33,300	—
165,385,000 JPY	1,344,873 USD	Morgan Stanley	05/25/2022	69,554	—
2,460,643,000 KRW	2,026,321 USD	Morgan Stanley	05/25/2022	75,680	—
8,017,000 NOK	934,474 USD	Morgan Stanley	05/25/2022	79,703	—
110,851,000 TWD	3,900,732 USD	Morgan Stanley	05/25/2022	130,371	—
2,538,179 USD	3,378,000 AUD	Morgan Stanley	05/25/2022	—	(150,487)
1,865,023 USD	1,718,000 CHF	Morgan Stanley	05/25/2022	—	(97,016)
1,100,869 USD	7,324,000 DKK	Morgan Stanley	05/25/2022	—	(61,214)
7,537,651 USD	6,741,000 EUR	Morgan Stanley	05/25/2022	—	(419,412)
335,743 USD	257,000 GBP	Morgan Stanley	05/25/2022	—	(12,584)
939,720 USD	120,074,000 JPY	Morgan Stanley	05/25/2022	—	(13,804)
244,675 USD	300,314,000 KRW	Morgan Stanley	05/25/2022	—	(6,605)
1,007,542 USD	9,364,000 SEK	Morgan Stanley	05/25/2022	—	(53,400)
671,241 USD	913,000 SGD	Morgan Stanley	05/25/2022	—	(11,093)
244,583 USD	7,066,000 TWD	Morgan Stanley	05/25/2022	—	(4,248)
1,621,000 CNY	248,011 USD	Standard Chartered	06/10/2022	4,051	—
18,405,000 TWD	628,801 USD	Standard Chartered	06/10/2022	1,831	—
8,137,087 USD	53,184,000 CNY	Standard Chartered	06/10/2022	—	(132,923)
6,899,000 NZD	4,473,063 USD	UBS	06/10/2022	19,285	—
8,426,261 USD	11,791,000 AUD	UBS	06/10/2022	—	(89,443)
8,297,306 USD	10,594,000 CAD	UBS	06/10/2022	—	(51,318)
207,859 USD	1,441,000 DKK	UBS	06/10/2022	—	(3,139)
6,984,786 USD	5,487,000 GBP	UBS	06/10/2022	—	(84,986)
4,841,174 USD	7,343,000 NZD	UBS	06/10/2022	—	(100,763)
Total				815,552	(2,002,869)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	17	06/2022	AUD	2,110,376	—	(28,549)
Australian 10-Year Bond	345	06/2022	AUD	42,828,221	—	(2,106,777)
Canadian Government 10-Year Bond	158	06/2022	CAD	19,964,880	—	(1,233,676)
Euro Buxl	2	06/2022	EUR	341,960	—	(64,615)
Euro-Bobl	18	06/2022	EUR	2,289,240	—	(120,351)
Euro-BTP	38	06/2022	EUR	4,952,920	—	(611,351)
Euro-Bund	13	06/2022	EUR	1,996,670	—	(183,024)
Euro-OAT	94	06/2022	EUR	13,708,960	—	(1,308,450)
FTSE 100 Index	99	06/2022	GBP	7,437,870	—	(14,202)
Japanese 10-Year Government Bond	14	06/2022	JPY	2,094,680,000	—	(129,066)
Long Gilt	57	06/2022	GBP	6,751,080	—	(275,094)
S&P/TSX 60 Index	29	06/2022	CAD	7,261,600	—	(200,934)
U.S. Long Bond	39	06/2022	USD	5,486,813	—	(529,928)
U.S. Treasury 10-Year Note	253	06/2022	USD	30,146,531	—	(1,802,651)
U.S. Treasury 5-Year Note	263	06/2022	USD	29,632,703	—	(1,253,833)
U.S. Ultra Treasury Bond	50	06/2022	USD	8,021,875	—	(1,156,350)
Total					—	(11,018,851)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(225)	06/2022	EUR	(8,406,000)	340,337	—
Euro-Bund	(21)	06/2022	EUR	(3,225,390)	297,463	—
Japanese 10-Year Government Bond	(2)	06/2022	JPY	(299,240,000)	10,287	—
8	Columbia Global Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(69)	06/2022	USD	(6,888,270)	89,799	—
MSCI Emerging Markets Index	(204)	06/2022	USD	(10,785,480)	209,998	—
Russell 2000 Index E-mini	(106)	06/2022	USD	(9,864,890)	1,014,637	—
S&P 500 Index E-mini	(39)	06/2022	USD	(8,048,625)	234,586	—
TOPIX Index	(61)	06/2022	JPY	(1,160,830,000)	246,020	—
Total					2,443,127	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	106,880	32	28.00	05/18/2022	8,241	17,920

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 0.978%	Receives Quarterly, Pays Annually	Morgan Stanley	11/04/2031	SEK	7,500,000	85,271	—	—	85,271	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	2.859	USD	4,000,000	(91,210)	—	—	—	(91,210)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	4.617	USD	6,148,000	(149,681)	—	—	—	(149,681)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	0.835	USD	13,275,000	(71,329)	—	—	—	(71,329)
Markit iTraxx Europe Crossover Index, Series 37	Morgan Stanley	06/20/2027	5.000	Quarterly	4.304	EUR	4,400,000	(122,188)	—	—	—	(122,188)
Markit iTraxx Europe Main Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	0.898	EUR	9,550,000	(52,859)	—	—	—	(52,859)
Total								(487,267)	—	—	—	(487,267)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	0.364%
Columbia Global Opportunities Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,010,839	8,207,905	—	1,111,352	14,330,096	—	2,837,906	634,637
Columbia Short-Term Cash Fund, 0.462%
	97,352,731	210,969,515	(216,476,567)	(9,108)	91,836,571	(10,156)	92,916	91,864,130
Total	102,363,570			1,102,244	106,166,667	(10,156)	2,930,822

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $13,577,511, which represents 3.07% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2022, the total value of these securities amounted to $210,015, which represents 0.05% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At April 30, 2022, the total market value of these securities amounted to $43,744, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	2/20/2014-03/01/2016	195,286	8,147	43,744

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
10	Columbia Global Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2022 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Opportunities Fund | Third Quarter Report 2022	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT156_07_M01_(06/22)